BORROWINGS - BURNSTONE DEBT (Details) R in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 ZAR (R)	Dec. 31, 2019 ZAR (R)	Dec. 31, 2018 ZAR (R)	Dec. 31, 2020 USD ($) R / kg R / $	Dec. 31, 2020 ZAR (R) R / kg R / $	Dec. 31, 2019 ZAR (R) R / kg R / $	Dec. 31, 2018 ZAR (R) R / kg R / $	Jul. 01, 2014 USD ($)	Jul. 01, 2014 ZAR (R)
Disclosure of detailed information about borrowings [line items]
Borrowings		R 18,382.6	R 23,736.2	R 24,504.7		R 18,382.6	R 23,736.2	R 24,504.7
Balance at beginning of period		23,736.2	24,504.7	25,649.5
Accrued interest and unwinding of amortised cost		393.2	374.4	538.3
(Gain)/loss on revised estimated cash flows		(264.3)	96.6	(804.6)
(Gain)/loss on foreign exchange differences		255.0	(325.5)	(1,169.1)
Loans repaid		(18,335.1)	(22,008.3)	(21,231.5)
Balance at end of period		18,382.6	23,736.2	24,504.7
Revised gold prices | R / kg					733,037	733,037	686,225	585,500
Burnstone
Disclosure of detailed information about borrowings [line items]
Borrowings		R 1,883.9				R 1,883.9
Bank Lenders participation in Burnstone free cash flow after Burnstone Debt repaid in full	10.00%	10.00%
Maximum participation in Burnstone free cash flow after Burnstone Debt repaid in full | $	$ 63.0
Balance at end of period		R 1,883.9
Burnstone Debt
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 178.1	R 1,263.3	1,330.4	1,145.1	$ 178.1	1,263.3	R 1,330.4	R 1,145.1
Face amount of debt									$ 178.1	R 1,883.9
Net assets (liabilities)						R 2,000.0
Borrowings on acquisition of subsidiary										R 1,007.6
Period of the life-of-mine plan	20 years	20 years
Balance at beginning of period		R 1,330.4	1,145.1	1,537.5
Accrued interest and unwinding of amortised cost		147.8	120.1	152.9
(Gain)/loss on revised estimated cash flows		(264.3)	96.6	(804.6)
(Gain)/loss on foreign exchange differences		49.4	(31.4)	259.3
Balance at end of period	$ 178.1	R 1,263.3	R 1,330.4	R 1,145.1
Exchange rates | R / $					16.00	16.00	14.00	14.00
A1 U S $0.2 Million [Member]
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $					$ 0.2
A2 U S $7.8 Million [Member]
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $					$ 7.8
Free cash flow used to repay Wits Gold Loan (as a percent)	50.00%	50.00%
Free cash flow used to repay Burnstone Debt (as a percent)	50.00%	50.00%
Discount rate applied to cash flow projections					5.80%	5.80%
A3 U S $51.0 Million And A4 US $119.1 Million [Member]
Disclosure of detailed information about borrowings [line items]
Free cash flow used to repay Wits Gold Loan (as a percent)	90.00%	90.00%
Free cash flow used to repay Burnstone Debt (as a percent)	10.00%	10.00%
Free cash flow used to repay Burnstone Debt after settlement of Wits Gold Loan (as a percent)	30.00%	30.00%
Discount rate applied to cash flow projections					9.50%	9.50%
A3 U S $51.0 Million [Member]
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $					$ 51.0
A4 U S $119.1 Million [Member]
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $					$ 119.1
LIBOR | A3 U S $51.0 Million And A4 US $119.1 Million [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate margin					4.00%	4.00%